WARRANTS	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

NOTE 9 – WARRANTS

Warrant grants issued with debt financing

On March 1, 2023, the Company entered into an agreement with AJB to amend the AJB 2022 Note extending the maturity date to March 13, 2023 (see Note 5). As a consideration, the Company issued additional 1,500,000 common stock warrants (the “Amended AJB 2023 Warrants”) that (i) have an exercise price of $0.01 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The Amended AJB 2023 Warrants, which are indexed to the Company’s stock, are classified within stockholders’ deficit in the accompanying financial statements. The Amended AJB 2023 Warrants were valued as of March 1, 2023, using the Black Scholes Model with assumptions disclosed below. The related debt issuance costs $225,000 in aggregate were amortized over the remaining term of the 2022 AJB Note and included within the interest expense in the accompanying statement of operation for the year ended December 31, 2023.

On May 5, 2023, the Company entered into a Securities Agreement (the “2023 SA”) with AJB Capital Investments, LLC providing for the issuance and sale by the Company of (i) Promissory Note in the aggregate principal amount of $300,000 (“AJB 2023 Note”), which includes an aggregate $30,000 original issue discount in respect of the Note; (ii) Warrants to purchase an aggregate of 9,000,000 shares of Common Stock (“AJB 2023 Warrants) (see Note 5).

The AJB 2023 Warrants issued with the note (i) have an exercise price of $0.001 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance. The AJB 2023 Warrants were valued as of May 5, 2023, using the Black Scholes Model with assumptions disclosed below.

The Company accounted for the 2023 AJB Note and the 2023 AJB Warrants in accordance with ASC 470-20-25-2 “Debt” which states that the allocation of the proceeds from the financing shall be based on the relative fair values of the securities issued at the time of the issuance. The AJB 2023 Warrants, which are indexed to the Company’s stock, are classified within stockholders’ deficit in the accompanying financial statements.

The allocated value of the AJB 2023 Warrants were $219,375 and is accounted for as debt issuance costs and classified within stockholders’ deficit in the accompanying financial statements. The related debt issuance costs $166,381 in aggregate were amortized over the initial term of the 2023 AJB Note and included within the interest expense in the accompanying statement of operation for the nine months ended September 30, 2023.

Warrant grants issued in exchange of services

During the nine months ended September 30, 2024, the Company issued warrants to purchase an aggregate of 3,670,000 shares of common stock to its lenders for consolidation of notes outstanding (see Note 5). The warrants were valued as of the dates of the issuance using the Black Scholes Model with the total fair value of the warrants determined to be $268,358 and recognized as stock compensation expense during the nine months ended September 30, 2024. The warrants issued with this service agreement (i) have the exercise prices of $0.10 per share; (ii) have a term of exercise equal to 3 years after their issuance date; (iii) became exercisable immediately after their issuance.

During the nine months ended September 30, 2024, the Company also issued warrants to purchase 20,000 shares of common stock to a vendor for professional services. The warrants were valued as of the date of issuance using the Black Scholes Model with the total fair value of the warrants determined to be $223 and recognized as stock compensation expense during the nine months ended September 30, 2024. The warrants issued with this service agreement (i) have the exercise prices of $0.10 per share; (ii) have a term of exercise equal to 3 years after their issuance date; (iii) became exercisable immediately after their issuance.

During the year ended December 31, 2023, the Company issued warrants to purchase an aggregate of 916,456 shares of common stock to employees for services performed. The warrants were valued as of the dates of the issuance using the Black Scholes Model with the total fair value of the warrant determined to be $101,829 and recognized as stock compensation expense during the year ended December 31, 2023. The warrants issued with these service agreements have the exercise prices of $0.055, $0.001, and $0.20 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance.

			Weighted
		Weighted	Average
		Average	Contractual
	Number of	Exercise	Term
	Warrants	Price	(Years)
Balance outstanding at December 31, 2022	13,527,113	$0.05	4.39
Granted	10,891,000	0.00	5.00
Exercised	–	–	–
Expired/Canceled	–	–	–
Balance outstanding at December 31, 2023	24,418,113	$0.05	3.81
Granted	3,690,000	$0.10	3.00
Exercised	–	–	–
Expired/Canceled	(300,000)	(0.05)	–
Balance outstanding at September 30, 2024	27,808,113	$0.06	3.05
Exercisable at September 30, 2024	27,808,113	$0.06	3.05

The fair values of warrants granted during the nine months ended September 30, 2024 and 2023 were estimated using Black-Scholes option-pricing model with the following assumptions:

	For the nine months ended September 30,
	2024	2023
Exercise Price	$0.10	$0.01 -$0.55
Risk-free interest rates	3.96% - 4.43%	3.41% - 4.45%
Expected life (in years)	3.05	5.00
Expected volatility	303% - 311%	278% - 324%
Dividend yield	0%	0%